SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT - STATEMENTS OF CASH FLOW (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	$ 16,159,627	$ 41,861,007	$ 15,890,262
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for Credit Losses	84,287,916	42,183,163	56,689,484
Depreciation and amortization	4,425,985	4,629,756	4,837,876
Gain on sale of marketable securities and equipment and premium amortization on securities	(830,011)	(763,017)	(214,898)
(Increase) decrease in miscellaneous assets	(7,430,995)	(1,634,447)	(2,409,367)
Increase in other liabilities	1,125,774	6,995,269	6,109,380
Net Cash Provided	97,586,822	93,759,212	81,058,812
CASH FLOWS FROM INVESTING ACTIVITIES:
Loans originated or purchased	(602,792,430)	(588,636,277)	(516,978,375)
Loan payments	469,077,122	456,342,806	412,553,076
Capital expenditures	(5,219,242)	(3,339,606)	(3,022,147)
Proceeds from sale of equipment	22,929	35,088	67,462
Net Cash Used	(142,252,873)	(179,415,773)	(119,173,321)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase in Senior Demand Notes	8,282,195	17,420,976	10,372,708
Advances on credit line	213,677,200	164,964,653	193,849,330
Payments on credit line	(206,446,200)	(223,564,653)	(186,299,330)
Commercial paper issued	135,878,572	161,768,917	139,155,810
Commercial paper redeemed	(63,485,901)	(41,849,573)	(110,373,572)
Subordinated debt issued	5,759,655	6,963,742	6,916,788
Subordinated debt redeemed	(6,446,173)	(7,346,797)	(5,846,413)
Dividends / distributions paid	(17,485,889)	(20,012,306)	(440,970)
Net Cash Provided	69,733,459	58,344,959	47,334,351
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	25,067,408	(27,311,602)	9,219,842
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning	40,366,820	67,678,422	58,458,580
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, ending	65,434,228	40,366,820	67,678,422
Cash paid during the period for -
Interest	27,264,793	23,018,333	21,119,661
Income taxes, Net	4,156,000	3,050,638	3,178,625
Non-Cash Transactions for -
ASC 842 - Lease Assets and Associated Liabilities	9,553,566	7,069,375	7,785,716
Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	16,159,627	41,861,007	15,890,262
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for Credit Losses	84,287,916	42,183,163	56,689,484
Depreciation and amortization	4,425,985	4,629,756	4,837,876
Equity in undistributed earnings of subsidiaries	(22,578,274)	(17,908,716)	(17,001,403)
Gain on sale of marketable securities and equipment and premium amortization on securities	38,232	(301,151)	(50,194)
(Increase) decrease in miscellaneous assets	(7,647,230)	(893,761)	(4,754,772)
Increase in other liabilities	(2,135,176)	7,029,138	8,728,119
Net Cash Provided	72,551,080	76,599,436	64,339,372
CASH FLOWS FROM INVESTING ACTIVITIES:
Loans originated or purchased	(602,792,430)	(588,636,277)	(516,978,375)
Loan payments	471,094,166	451,062,343	410,369,366
Capital expenditures	(5,219,242)	(3,339,606)	(3,022,147)
Proceeds from sale of equipment	22,929	35,088	67,462
Net Cash Used	(136,894,577)	(140,878,452)	(109,563,694)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase in Senior Demand Notes	8,282,195	17,420,976	10,372,708
Advances on credit line	213,677,200	164,964,653	193,849,330
Payments on credit line	(206,446,200)	(223,564,653)	(186,299,330)
Commercial paper issued	135,878,572	161,768,917	139,155,810
Commercial paper redeemed	(63,485,901)	(41,849,573)	(110,373,572)
Subordinated debt issued	5,759,655	6,963,742	6,916,788
Subordinated debt redeemed	(6,446,173)	(7,346,797)	(5,846,413)
Dividends / distributions paid	(17,485,889)	(20,012,306)	(440,970)
Net Cash Provided	69,733,459	58,344,959	47,334,351
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	5,389,962	(5,934,057)	2,110,029
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning	1,801,928	7,735,985	5,625,956
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, ending	7,191,890	1,801,928	7,735,985
Cash paid during the period for -
Interest	27,264,793	23,000,475	21,119,661
Income taxes, Net	309,000	219,000	126,629
Non-Cash Transactions for -
ASC 842 - Lease Assets and Associated Liabilities	$ 9,553,566	$ 7,069,375	$ 7,785,716